UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 9010 Strada Stell Court, Suite # 105
         Naples, FL  34109

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              May 14, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          15
Form 13F Information Table Value Total:    $291,529
                                        ----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


					FORM 13F INFORMATION TABLE

						    VALUE	SH/	   SH/	PUT/ INVSMNT OTHER VOTING AUTHORITY
NAME OF ISSUER	    	TITLE OF CLASS	CUSIP	    (X $1000)	PRN AMT	   PRN	CALL DSCRETN MGRS  SOLE	SHARED	 NONE
ACCELRYS INC		     COM	00430U103   $48,769 	4,996,844  SH	     SOLE    NONE  4,996,844  0	  0
AGILYSYS		     COM	00847J1051  $13,534 	1,361,532  SH	     SOLE    NONE  1,361,532  0	  0
ANGIODYNAMICS		     COM	03475V101   $29,548 	2,585,099  SH	     SOLE    NONE  2,585,099  0	  0
ASPEN TECHNOLOGY INC	     COM	045327103   $27,956 	  865,783  SH	     SOLE    NONE    865,783  0	  0
CALLIDUS SOFTWARE INC	     COM	13123E500   $13,277 	2,905,291  SH	     SOLE    NONE  2,905,291  0	  0
CASCADE MICROTECH INC	     COM	147322101    $9,924 	1,378,283  SH	     SOLE    NONE  1,378,283  0	  0
DIXIE GROUP INC CL A	     COM	255519100    $5,665 	1,011,591  SH	     SOLE    NONE  1,011,591  0	  0
EPIQ SYSTEMS INC	     COM	26882D109    $2,808 	  200,127  SH	     SOLE    NONE    200,127  0	  0
GUIDANCE SOFTWARE INC	     COM	401692108   $36,798 	3,391,521  SH	     SOLE    NONE  3,391,521  0	  0
KEYNOTE SYSTEMS INC	     COM	493308100   $15,078 	1,080,071  SH	     SOLE    NONE  1,080,071  0	  0
LAM RESEARCH CORP	     COM	512807108   $33,794 	  815,088  SH	     SOLE    NONE    815,088  0	  0
RICHARDSON ELECTRONICS	     COM	763165107   $13,388 	1,128,832  SH	     SOLE    NONE  1,128,832  0	  0
SHORETEL INC		     COM	825211105    $1,646 	  453,370  SH	     SOLE    NONE    453,370  0	  0
SUPPORT.COM INC		     COM	86858W101   $30,576 	7,314,834  SH	     SOLE    NONE  7,314,834  0	  0
TYLER TECHNOLOGIES	     COM	902252105    $8,770 	  143,159  SH	     SOLE    NONE    143,159  0	  0

			                    	   $291,529
			                     --------------



